Consolidated Statements of Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (loss)	Treasury Stock
Balance, Beginning of period at Sep. 30, 2010	$ 1,841,147	$ 129,556	$ 1,578,527	$ 292,367	$ 49,682	$ (208,985)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	111,141			111,141
Other comprehensive income adjustment	36,107				36,107
Dividends paid on common stock	(26,796)			(26,796)
Compensation expense related to common stock options	1,087		1,087
Proceeds from exercise of common stock options	1,631	104	1,527
Tax benefit related to exercise of stock options	55		55
Restricted stock	1,841	194	1,647
Treasury stock	(59,680)					(59,680)
Balance, End of period at Sep. 30, 2011	1,906,533	129,854	1,582,843	376,712	85,789	(268,665)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	138,183			138,183
Other comprehensive income adjustment	(72,483)				(72,483)
Dividends paid on common stock	(34,115)			(34,115)
Compensation expense related to common stock options	848		848
Proceeds from exercise of common stock options	357	29	328
Tax benefit related to exercise of stock options	0		0
Restricted stock	2,343	67	2,276
Treasury stock	(41,914)					(41,914)
Balance, End of period at Sep. 30, 2012	1,899,752	129,950	1,586,295	480,780	13,306	(310,579)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	151,505			151,505
Other comprehensive income adjustment	(6,928)				(6,928)
Dividends paid on common stock	(37,835)			(37,835)
Compensation expense related to common stock options	473		473
Proceeds from exercise of common stock options	4,260	208	4,052
Proceeds from issuance of common stock	33,493	1,997	31,496
Tax benefit related to exercise of stock options	1		1
Restricted stock	3,152	418	2,734
Treasury stock	(110,238)					(110,238)
Balance, End of period at Sep. 30, 2013	$ 1,937,635	$ 132,573	$ 1,625,051	$ 594,450	$ 6,378	$ (420,817)